CONSOLIDATED BALANCE SHEETS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY
Assets
Cash and cash equivalents	$ 78,982,001	501,772,653	$ 63,887,093	405,874,701
Short-term bank deposits	0	0		32,000,000
investments	3,227,364	20,503,441		50,003,441
Accounts receivable, net of allowance of doubtful debts of nil and RMB583,753 as of June 30, 2011 and 2012, respectively	118,189	750,854		1,668,007
Related party receivables	0	0		47,532,200
Inventories	858,147	5,451,811		6,197,967
Prepaid expenses and other current assets	3,116,381	19,798,366		12,583,468
Total current assets	86,302,082	548,277,125		555,859,784
Investments	2,795,754	17,761,427		12,943,200
Property, plant and equipment, net	29,037,874	184,477,616		171,920,948
Intangible assets, net	10,831,951	68,815,388		39,019,235
Goodwill	8,931,027	56,738,812		103,025,561
Deposits for acquisitions of subsidiaries	0	0		4,000,000
Deposits for property, plant and equipment	97,359	618,519		743,243
Deferred tax assets	47,038	298,831		0
Total assets	138,043,085	876,987,718		887,511,971
Liabilities and Shareholders' Equity
Accounts payables (including accounts payables of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB2,787,205 and RMB1,704,882 as of June 30, 2011 and 2012, respectively)	279,957	1,778,569		2,835,594
Other payables and accruals (including other payables, accruals of the consolidated VIEs without recourse to the Company of RMB7,188,735 and RMB11,543,149 as of June 30, 2011 and 2012, respectively)	4,395,623	27,925,392		34,236,817
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Company of RMB224,523 and RMB427,071 as of June 30, 2011 and 2012, respectively)	67,960	431,748		227,516
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Company of RMB3,597,881 and RMB7,030,809 as of June 30, 2011 and 2012, respectively)	2,237,964	14,217,785		5,732,080
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the Company of RMB7,210,725 and RMB13,020,663 as of June 30, 2011 and 2012, respectively)	4,424,050	28,105,992		20,420,720
Contingent consideration payable	1,144,709	7,272,337		0
Total current liabilities	12,550,263	79,731,823		63,452,727
Non-current liabilities
Deferred tax liabilities	1,194,069	7,585,920		4,589,541
Deferred revenue	608,308	3,864,580		5,327,152
Other liabilities	173,588	1,102,801		0
Total non-current liabilities	1,975,965	12,553,301		9,916,693
Total liabilities	14,526,228	92,285,124		73,369,420
Commitments and contingencies
Shareholders' Equity
Ordinary Shares, US$0.00005 par value; 1,000,000,000 shares authorized as of June 30, 2011 and 2012; 36,427,851 and 36,569,866 shares issued and outstanding as of June 30, 2011 and 2012, respectively	2,336	14,843		14,799
Additional paid-in capital	164,782,560	1,046,863,605		1,042,785,726
Accumulated other comprehensive loss	(19,524,510)	(124,039,206)		(119,328,924)
Accumulated losses	(32,720,062)	(207,870,563)		(154,312,678)
Total Noah Education Holdings Ltd. shareholders' equity	112,540,324	714,968,679		769,158,923
Non-controlling interests	10,976,533	69,733,915		44,983,628
Total equity	123,516,857	784,702,594	119,000,376	814,142,551
Total liabilities and shareholders' equity	$ 138,043,085	876,987,718		887,511,971